Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY MASSACHUSETTS MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2020
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2020